Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000008182 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008182 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008182 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008182 | PACE International Emerging Markets Equity InvestmentsFR_69375U857
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008182 | Invesco S&P 500 Equal Weight ETFFR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008182 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008182 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008182 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008182 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008182 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008185 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008185 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008185 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008185 | PACE International Emerging Markets Equity InvestmentsFR_69375U857
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008185 | Invesco S&P 500 Equal Weight ETFFR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008185 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008185 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008185 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008185 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008185 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008502 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008502 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008502 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008502 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008502 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000200986 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200986 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200986 | Ping An Insurance Group Co. of China Ltd.FR_B01FLR903
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200986 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200986 | Contemporary Amperex Technology Co. Ltd.FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200986 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200986 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000200986 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000200986 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000200986 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000205441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205441 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205441 | Autodesk, Inc.FR_052769106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205441 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205441 | Alcon AGFR_ACI198PY5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000205441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205441 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000205441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000205441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000225935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225935 | Danone SAFR_B1Y9TB906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225935 | Autodesk, Inc.FR_052769106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225935 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225935 | Alcon AGFR_ACI198PY5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225935 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000225935 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000225935 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000225935 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000225935 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000008186 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008186 | London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008186 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008186 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008186 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000008186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000008186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008186 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008189 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008189 | London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008189 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008189 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008189 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008189 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008189 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000008189 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000008189 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008189 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222877 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222877 | London Stock Exchange Group PLCFR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222877 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222877 | Unilever PLCFR_BLRB26905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222877 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222877 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222877 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222877 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000222877 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000222877 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000220414 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220414 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000220414 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220414 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220414 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220414 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000220414 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000220414 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000220414 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220414 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241422 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241422 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000241422 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241422 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000241422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000241422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220415 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000220415 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220415 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220415 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220415 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220415 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000220415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000220415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000220415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008206 | Wix.com Ltd.FR_M98068105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008206 | Ryman Hospitality Properties, Inc.FR_78377T107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008206 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008206 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008206 | Shake Shack, Inc.FR_819047101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008206 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000008206 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008206 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008206 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000008209 | Wix.com Ltd.FR_M98068105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008209 | Ryman Hospitality Properties, Inc.FR_78377T107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008209 | RadNet, Inc.FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000008209 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008209 | Shake Shack, Inc.FR_819047101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008209 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000008209 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008209 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008209 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000205444 | Inter-American Development BankFR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058JR5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205444 | Agence Francaise de Developpement EPICFR_ACI1V44G1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058JG9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205444 | Nordic Investment BankFR_65562QBV6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205444 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205444 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000205443 | Inter-American Development BankFR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058JR5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205443 | Agence Francaise de Developpement EPICFR_ACI1V44G1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058JG9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205443 | Nordic Investment BankFR_65562QBV6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205443 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205443 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000166868 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166868 | Centene Corp.FR_15135BAX9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166868 | General Motors Co.FR_37045VAK6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166868 | Celanese U.S. Holdings LLCFR_15089QAP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166868 | BX TrustFR_12434DAL6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166868 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166868 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166868 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166868 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166868 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000166870 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166870 | Centene Corp.FR_15135BAX9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166870 | General Motors Co.FR_37045VAK6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166870 | Celanese U.S. Holdings LLCFR_15089QAP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166870 | BX TrustFR_12434DAL6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166870 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166870 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166870 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166870 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166870 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000237722 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237722 | Centene Corp.FR_15135BAX9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237722 | General Motors Co.FR_37045VAK6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237722 | Celanese U.S. Holdings LLCFR_15089QAP9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237722 | BX TrustFR_12434DAL6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237722 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237722 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237722 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237722 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000237722 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	78.80%